Events Subsequent to the Reporting Period	12 Months Ended
Dec. 31, 2023
Events Subsequent to the Reporting Period [Abstract]
EVENTS SUBSEQUENT TO THE REPORTING PERIOD	Note 27: - Events Subsequent to the Reporting Period
With respect to grant of options to employees see Note 21b.